CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - COMPREHENSIVE (LOSS) INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	$ (10,106)	¥ (65,943)	¥ (152,160)		¥ (128,331)
Impairment of long-term investments		0	0	$ 0
Operating loss	(5,312)	(34,668)	(51,095)		(5,144)
Interest income/(expense), net	15	96	181		354
Other income	(1,210)	(7,896)	36,367		8,331
Foreign exchange gain	2,079	13,567	1,448		4,200
Loss before income taxes	(11,204)	(73,117)	(44,738)		(25,802)
Income tax expense	(1)	(6)	(7,967)		(11)
Net loss	(11,205)	(73,123)	(52,705)		(25,813)
Foreign currency translation adjustment	(1,872)	(12,218)	(1,706)		(1,037)
Unrealized gain/(loss) from available-for-sale investments	0	0	0		0
Amounts reclassified from accumulated other comprehensive income	0	0	0		0
Total other comprehensive loss net of tax	(1,872)	(12,218)	(1,706)		(1,037)
Comprehensive loss	(13,077)	(85,341)	(54,411)		(26,850)
Parent
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	(1,809)	(11,802)	(32,232)		(8,551)
Operating loss	(1,809)	(11,802)	(32,232)		(8,551)
Interest income/(expense), net			(3)		5
Other income			3,430		21,662
Foreign exchange gain	2,079	13,568	1,448		4,200
Share of losses from subsidiaries and consolidated VIEs	(11,381)	(74,273)	(24,314)		(41,734)
Loss before income taxes	(11,111)	(72,507)	(51,671)		(24,418)
Net loss	(11,111)	(72,507)	(51,671)		(24,418)
Foreign currency translation adjustment	(1,872)	(12,218)	(1,706)		(1,037)
Total other comprehensive loss net of tax	(1,872)	(12,218)	(1,706)		(1,037)
Comprehensive loss	$ (12,983)	¥ (84,725)	¥ (53,377)		¥ (25,455)